RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Maturity (Details) $ in Thousands	Dec. 29, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 104,306
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	19,992
One to five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	46,669
More than five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 37,645